Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Operating activities
Net income (loss)	$ 237,150	$ (28,869)	$ 16,847
Loss from discontinued operations, net of income taxes			(26,655)
Income (loss) from continuing operations	237,150	(28,869)	43,502
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities relating to continuing operations(Note 22):
Items not affecting current cash flows	(186,588)	84,394	27,063
Changes in operating assets and liabilities	5,639	7,871	(33,456)
Cash provided by operating activities of continuing operations	56,201	63,396	37,109
Cash used in operating activities of discontinued operations			(18,592)
Cash provided by operating activities	56,201	63,396	18,517
Investing activities
Proceeds from sale of Targeted Therapies	200,732
(Increase) decrease in restricted cash	(36,918)	1,941	26,592
Purchase of property, plant and equipment	(2,010)	(7,384)	(6,732)
Proceeds on sale of long-term investments			1,668
Cash provided by (used in) investing activities of continuing operations	161,804	(5,443)	21,528
Cash used in investing activities of discontinued operations			(18,412)
Cash provided by (used in) investing activities	161,804	(5,443)	3,116
Financing activities
Payment of cash dividends		(18,632)	(19,244)
Repurchase and cancellation of common shares		(4,044)	(52,398)
Issuance of shares		1
Cash used in financing activities of continuing operations		(22,675)	(71,642)
Cash used in financing activities of discontinued operations			(1,193)
Cash used in financing activities		(22,675)	(72,835)
Effect of foreign exchange rate changes on cash and cash equivalents	(4,266)	15	2,467
Net increase (decrease) in cash and cash equivalents during the year	213,739	35,293	(48,735)
Cash and cash equivalents, beginning of year	109,360	74,067	122,802
Cash and cash equivalents, end of year	323,099	109,360	74,067
Cash interest paid	4,294	4,504	2,479
Cash taxes refunded	$ (15,444)	$ (1,130)	$ (2,775)